Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations (i)	Level 2	$66,969	$61,872	$61,400	$57,741
Convertible Debentures (ii)	Level 1	40,000	38,700	—	—

(i)
The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.

(ii)	The fair value of the Convertible Debentures is based upon the period end closing market price.

Schedule of non-financial assets measured at fair value on a non-recurring basis
Non-financial assets measured at estimated fair market value on a non-recurring basis as at December 31, 2017 and 2016 in the financial statements are summarized below:

	December 31, 2017		December 31, 2016
	Carrying Amount	Change in Fair Value	Carrying Amount	Change in Fair Value
Assets held for sale	$5,642	$(72)	$247	$(1,556)

Concentration Risk [Line Items]
Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s maximum exposure to credit risk for accounts receivable and unbilled revenue is as follows:

	December 31, 2017	December 31, 2016
Trade accounts receivables	$45,716	$39,274
Other receivables	1,512	806
Total accounts receivable	$47,228	$40,080
Unbilled revenue	21,572	15,965
Total	$68,800	$56,045

Schedule of trade receivables aging
As at December 31, 2017 and December 31, 2016, trade receivables are aged as follows:

	December 31, 2017	December 31, 2016
Not past due	$42,882	$34,263
Past due 1-30 days	2,566	2,956
Past due 31-60 days	—	2,000
More than 61 days	268	55
Total	$45,716	$39,274

Total revenues
Concentration Risk [Line Items]
Schedule of major customers	The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2017	2016
Customer A	44%	47%
Customer B	26%	25%
Customer C	17%	21%

Accounts receivable and unbilled revenue
Concentration Risk [Line Items]
Schedule of major customers
At December 31, 2017 and December 31, 2016, the following customers represented 10% or more of accounts receivable and unbilled revenue:

	December 31, 2017	December 31, 2016
Customer 1	42%	42%
Customer 2	20%	22%
Customer 3	10%	7%
Customer 4	10%	13%
Customer 5	2%	13%